Consolidated Statements of Shareholders' Equity - CAD ($) $ in Millions	Total	Shares Outstanding/Share Capital	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2023		114,066,995
Beginning balance at Dec. 31, 2023	$ 2,451.1	$ 1,271.3	$ 5.5	$ 1,104.5	$ 69.8
Net income	361.5			361.5
Other comprehensive income (loss)	228.1				228.1
Total comprehensive income, net of tax	589.6			361.5	228.1
Dividends declared	(95.6)			(95.6)
Ending balance (in shares) at Dec. 31, 2024		114,066,995
Ending balance at Dec. 31, 2024	2,945.1	$ 1,271.3	5.5	1,370.4	297.9
Net income	479.4			479.4
Other comprehensive income (loss)	(81.3)				(81.3)
Total comprehensive income, net of tax	398.1			479.4	(81.3)
Dividends declared	(102.8)			(102.8)
Ending balance (in shares) at Dec. 31, 2025		114,066,995
Ending balance at Dec. 31, 2025	$ 3,240.4	$ 1,271.3	$ 5.5	$ 1,747.0	$ 216.6